SEGMENT INFORMATION - Reconciliation of Adjusted EBIT to Net Income for Industrial Activities (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Apr. 16, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Net income		$ 699	$ 361	$ 1,124	$ 307
Income tax (expense) benefit		(188)	40	(345)	63
Restructuring expense of Industrial Activities		(8)	(7)	(10)	(12)
Goodwill impairment charge		0	(585)	0	(585)
Pre-tax gain from amortization of benefits modification		30	30	$ 60	60
Amortization period of retirement benefits payable				4 years 6 months
Reduction of plan liability	$ 527
Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		(81)	(50)	$ (151)	(114)
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		699	(58)	1,244	(206)
Net income		887	321	1,469	244
Interest expense of Industrial Activities, net of interest income and eliminations		(59)	(59)	(125)	(118)
Foreign exchange gains (losses), net of Industrial Activities		(4)	(7)	(22)	(5)
Finance and non-service component of Pension and other post-employment benefit cost of Industrial Activities		36	26	70	56
Restructuring expense of Industrial Activities		(8)	(7)	(10)	(12)
Goodwill impairment charge		0	(585)	0	(585)
Other discrete items of Industrial Activities		(13)	(537)	(13)	(544)
Nikola investment fair value adjustment		107	1,475	$ 72	1,475
Amortization period of retirement benefits payable				4 years 6 months
Reduction of plan liability		527	527	$ 527	527
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		582	203	981	227
Construction | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		24	(87)	49	(170)
Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		100	(156)	176	(212)
Powertrain | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		74	32	189	63
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Net income		99	53	190	133
Income tax (expense) benefit		$ (30)	$ (20)	$ (63)	$ (50)